Operating Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Expenses Table [Table]
General and administrative expenses	$ 49,440	$ 59,358	$ 47,365
Research and development expenses	81,859	85,848	77,402
Total operating expense	$ 131,299	$ 145,206	$ 124,767
Disclosure of information of employees [Table]
Average number of employees	138	129	145
Aggregate payroll costs	$ 43,616	$ 45,150	$ 43,048
Operating Expenses [Table]
Salaries and wages	29,403	27,703	27,274
Healthcare benefits	1,866	1,511	1,465
Payroll Taxes	1,629	1,468	1,672
Share-based payments	10,718	14,468	12,637
Total Payroll Costs	43,616	45,150	43,048
Other selling, general and administrative expenses	26,497	34,890	24,426
Other research and development expenses	61,186	65,166	57,293
Total other operating expenses	87,683	100,056	81,719
Total operating expense	131,299	145,206	124,767
Auditors Remuneration [Table]
Audit of these financial statements	1,145	870	652
Audit of the financial statements of subsidiaries	291	290	200
Audit-related assurance services	490	163	162
Non-audit related services	173	778	159
Total	$ 2,099	$ 2,101	$ 1,173
General And Administrative [Member]
Disclosure of information of employees [Table]
Average number of employees	43	39	55
Aggregate payroll costs	$ 22,943	$ 24,468	$ 22,939
Operating Expenses [Table]
Total Payroll Costs	$ 22,943	$ 24,468	$ 22,939
Research And Development [Member]
Disclosure of information of employees [Table]
Average number of employees	95	90	90
Aggregate payroll costs	$ 20,674	$ 20,682	$ 20,109
Operating Expenses [Table]
Total Payroll Costs	$ 20,674	$ 20,682	$ 20,109